Schedule of Investments
June 30, 2020 (unaudited)
Collaborative Investment Series Trust
Preferred-Plus Fund Class A

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Preferred Bonds - $25 Par Value - 49.32%

Deep Sea Foreign Transportation Of Freight - 0.07%
Costamare, Inc. Series E (Marshall Islands) 8.875%			300	7,017

Electric & Other Services Combined - 1.07%
Duke Energy Corp. Series A 5.750%			5,500	148,060
NiSource, Inc. Series B 6.500%, to 3/15/2024			4,100	105,821

				253,881
Electric Services - 1.37%
NextEra Energy, Inc. Series N 5.650%, due 3/01/2079			2,000	53,540
SCE Trust IV 5.375%, to 9/15/2025			4,000	81,360

				134,900
Fire, Marine & Casualty Insurance - 1.47%
Enstar Group LTD Series D 7.000%, to 9/01/2028 (Bermuda)			6,000	145,320

Insurance Agents Brokers & Services - 2.09%
Equitable Holdings, Inc. Series A 5.250%			9,000	206,280

Life Insurance - 10.91%
American Equity Investment Life Holding Co. Series A 5.950%, to 12/01/2024			4,000	82,960
Athene Holdings Ltd. Series A 6.350%, to 6/30/2029 (Bermuda)			9,000	219,420
Brighthouse Financial, Inc. 6.750% Perpetual Pfd			5,000	126,700
Brighthouse Financial, Inc. 6.250% due 9/15/2058			3,400	85,408
MetLife, Inc. Series A 4.000% (minimum coupon 4%, 3-month US Libor + 1.000%)			4,500	103,545
MetLife, Inc. Series F 4.750%			9,000	221,130
Prudential Financial, Inc. 5.625%, due 8/15/2058			9,000	237,600

				1,076,763
Miscellaneous Business Credit Institution - 1.33%
National Rural Utilities Cooperative Finance Corp. Series US 5.500%, due 5/15/2064			5,000	131,150

Motor Vehicles & Passenger Car Bodies - 0.43%
Ford Motor Co. 6.200%, due 6/01/2059			2,000	42,840

National Commercial Banks - 17.46%
Bank of America Corp. Series GG 6.00%			3,300	89,925
Capital One Financial Corp. Series G 5.200%			6,034	146,687
Capital One Financial Corp. Series I 5.000%			8,000	179,040
Capital One Financial Corp. Series J 4.800%			3,547	74,345
Citigroup Capital XIII 8.1395%, due 10/30/2040 (3-month US Libor + 6.370%)			4,095	108,518
First Midwest Bancorp Inc			4,000	100,400
Huntington Bancshares Series D 6.25%			4,301	107,740
JPMorgan Chase & Co. Series EE 6.00%			3,000	82,200
KeyCorp Series E 6.125%, to 12/15/2026			3,500	88,970
Regions Financial Corp. Series B 6.375%, to 9/15/2024			6,000	149,040
Regions Financial Corp. Series C 5.700%, to 8/15/2029			5,000	123,350
Synovus Financial Corp. Series D 6.300%, to 6/21/2023			4,000	94,200
US Bancorp 5.5% Perpetual Pfd			5,000	130,500
U.S. Bancorp Series B 3.500% (3-month US Libor + 0.600%)			7,600	148,732
Wells Fargo & Co. Series Q 5.850%, to 9/15/2023			4,025	99,659

				1,723,306
Real Estate Investment Trusts - 0.89%
National Retail Properties, Inc. Series F 5.200%			4,000	95,400
Sachem Capital Corp. 6.875%, due 12/30/2024			3,900	87,360

				182,760
Security Brokers, Dealers & Flotation Companies - 2.09%
Goldman Sachs Group, Inc. Series K 6.375%, to 5/10/2024			1,400	36,624
Morgan Stanley Series E 7.125%, to 10/15/2023			200	5,308
Morgan Stanley Series F 6.875%, to 1/15/2024			3,295	87,581
Morgan Stanley Series K 5.850%, to 4/15/2027			3,000	77,220

				206,733
State Commercial Banks - 2.21%
First Citizens Bancshares, Inc. Series A 5.375%			4,500	111,015
GMAC Captial Trust I Series 2 7.47663%, due 2/15/2040 (3-month US Libor + 5.785%)			3,000	67,260
State Street Corp. Series G 5.350%, to 3/15/2026			8,325	218,115

				396,390
Telephone Communications (No Radio Telephone) - 2.00%
AT&T, Inc. Series A 5.000%, due 12/12/2024			4,000	101,440
AT&T, Inc. Series C 4.750%, due 2/18/2025			4,000	95,640

				197,080
Wholesale-Farm Product Raw Materials - 1.66%
CHS, Inc. Series 2 7.100%, to 3/31/2024			1,900	45,847
CHS, Inc. Series 4 7.500%, due 1/21/2025			4,560	117,511

				163,358

Total Preferred Bonds - $25 Par Value			(Cost $ 5,111,233)	4,867,778

Preferred Bonds - $50 Par Value - 0.86%

Electric Services - 0.86%
DTE Energy Co. 6.250%, due 11/01/2022			2,000	84,640

Total Preferred Bonds - $50 Par Value			(Cost $ 100,685)	84,640

Preferred Bonds - Capital Securities - 47.10%

Electric Services - 1.10%
Emera, Inc. Series 16-A 6.750%, to 6/15/2026 (Canada)			100,000	108,151

Electronic & Other Electrical Equipment (No Computer Equip) - 3.15%
General Electric Co. Series C 4.200%, to 6/15/2023			150,000	108,000
General Electric Co. Series D 5.000%, to 1/21/2021			260,000	203,081

				311,081
Finance Services - 0.92%
American Express Co. Series C 4.0255%, to 6/15/2020			175,000	149,093
E*Trade Financial Corp. Series A 5.875%, to 9/15/2026			185,000	191,938
E*Trade Financial Corp. Series B 5.300%, to 3/15/2023			100,000	91,000

				432,031
Fire, Marine & Casualty Insurance - 1.60%
Progressive Corp. Series B 5.375%, to 3/15/2023			160,000	158,400

Life Insurance - 1.71%
MetLife, Inc. Series D 5.875%, to 3/15/2028			160,000	168,800

National Commercial Banks - 22.93%
Bank of America Corp. Series FF 5.875%, to 3/15/2028			300,000	306,464
Bank of America Corp. Series JJ 5.125%, to 6/20/2024			200,000	196,250
Citigroup, Inc. Series M 6.300%, to 5/15/2024			150,000	150,261
Huntington Bancshares, Inc. Series E 5.700%, to 4/15/2023			180,000	152,550
JPMorgan Chase & Co. Series CC 4.625%, to 11/01/2022			170,000	159,664
JPMorgan Chase & Co. Series X 6.100%, to 10/01/2024			160,000	163,735
JPMorgan Chase & Co. Series Z 5.300%, to 8/01/2020			125,000	118,556
KeyCorp Series D 5.000%, to 9/15/2026			160,000	151,200
PNC Financial Services Group, Inc. Series S 5.000%, to 11/01/2026			160,000	162,320
Truist Financial Corp. Series M 5.125%, to 12/15/2027			100,000	96,527
Truist Financial Corp. Series N 4.80%, to 9/01/2024			250,000	230,270
Wachovia Capital Trust II 1.71888%%, due 1/15/2027 (3-month US Libor + 0.50%)			160,000	139,357
Wachovia Capital Trust III 5.56975% (3-month US Libor + 0.93%)			3,000	2,978
Wells Fargo & Co. Series L 7.500%			65	84,305
Wells Fargo & Co. Series S 5.900%, to 6/15/2024			150,000	148,136

				2,262,573
Personal Credit Institutions - 1.46%
Discover Financial Services Series C 5.500%, to 10/30/2027			160,000	143,897

Security Brokers, Dealers & Flotation Companies - 3.25%
Charles Schwab Corp. Series F 5.000%, to 12/01/2027			175,000	172,375
Goldman Sachs Group, Inc. Series P 5.000%, to 11/10/2022			160,000	148,000

				320,375
Services-Equipment Rental & Leasing, Nec - 1.10%
AerCap Holdings N.V. 5.875%, to 10/10/2079 (Ireland)			150,000	108,375

State Commercial Banks - 1.57%
Bank of New York Mellon Corp. Series D 4.500%, to 6/20/2023			180,000	172,820
Bank of New York Mellon Corp. Series F 4.625%, to 9/20/2026			105,000	103,362
Fifth-Third Bancorp Series J 4.57913% (3-month US Libor + 3.129%)			250,000	203,750
State Street Corp. Series H 5.625%, to 12/15/2023			160,000	154,800

				634,732

Total Preferred Capital Bonds			(Cost $ 5,003,684)	4,648,415

Registered Investment Companies - 2.34%

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.			1,215	27,350
iShares Preferred & Income Securities ETF (8)			2,950	102,188
Nuveen Preferred Securities Income Fund			11,950	100,977

Total Registered Investment Companies			(Cost $ 226,703)	230,515

Money Market Registered Investment Companies - 1.66%

First American Government Obligations Fund Class X 0.09% (5)			163,413	163,413

Total Money Market Registered Investment Companies			(Cost $ 163,413)	163,413

Total Investments - 101.35%			(Cost $ 10,645,714)	10,002,271

Other Assets less Liabilities - .49%				48,318

Total Net Assets - 100.00%				9,869,439

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
SPDR S&P 500 ETF Trust, July 17, 2020, Put @ $255.00	90	7/17/2020	2,295,000	3,240
SPDR S&P 500 ETF Trust, August 21, 2020, Put @ $225.00	61	8/21/2020	1,372,500	4,270

	151		3,667,500	7,510

Put Options Written
SPDR S&P 500 ETF Trust, July 17, 2020, Put @ $310.00	90	7/17/2020	2,790,000	(65,250)
SPDR S&P 500 ETF Trust, August 21, 2020, Put @ $325.00	61	8/21/2020	1,982,500	(115,900)

	151		4,772,500	(181,150)

Total Options			(Cost $ -291,557)	(173,640)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$5,353,856	$(181,150)
Level 2 - Other Significant Observable Inputs			4,648,415	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$10,002,271	$(181,150)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.